Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2023		2022		2021
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,576,256	Ps.	3,336,420	Ps.	5,987,164
Receivables, net	Credit and exchange rate		1,298,399		1,266,110		1,085,670

Short-term and long-term debt	Interest rate, exchange rate and liquidity	10,676,708	10,184,336	7,696,622
Trade accounts payable(1)	Liquidity	385,503	326,290	213,207
Accrued interest	Liquidity	204,843	147,115	73,489
Short-term and long-term financial leasing	Liquidity	198,844	208,205	224,736
Accounts payable to related parties	Liquidity	452,933	286,479	269,249
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps.66,347, Ps.56,760 and Ps.31,365 as of December 31, 2023, 2022 and 2021, respectively.

Schedule of long-term debt at fixed and variable interest rates

	December 31,
	2023		2022		2021
Long-term debt	Ps.	10,700,000	Ps.	9,000,000	Ps.	5,000,000
% Fixed rate debt		68.8%		70%		80%
% Variable rate debt (1)		31.2%		30%		20%
(1)	Long-term debt contracted during 2023, 2022 and 2021 has a 28-day TIIE reference rate.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2023		2022		2021		2023		2022		2021
U.S. dollars	U.S.$	(3,832)	U.S.$	(6,472)	U.S.$	(4,784)	U.S.$	19,835	U.S.$	5,569	U.S.$	22,243

Schedule of transactions in U.S. dollars

	December 31,
	2023		2022		2021
Revenues:	U.S.$	9,745	U.S.$	6,967	U.S.$	3,381
Expenses:
Technical assistance	U.S.$	4,010	U.S.$	3,766	U.S.$	3,766
Insurance		118		1,150		1,392
Purchase of machinery and maintenance		22,717		18,890		5,071
Software		2,181		909		251
Professional services, fees and subscriptions		4,353		3,991		1,531
Construction of industrial warehouse		—		50,767		—
Other		61,636		11,981		15,554

Schedule of pertinent exchange rate information

	December 31,
	2023		2022		2021
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	16.9190	Ps.	19.4715	Ps.	20.4672

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

As of December 31, 2023	2024		2025-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,050,856		2,577,708		1,089,058		4,717,622
Trade accounts payable		385,503		—		—		385,503
Interest Payable		204,843		—		—		204,843
Lease Liabilities(2)		44,928		153,916		—		198,844
Accounts payable with related parties		452,933		—		—		452,933
Total	Ps.	2,139,063	Ps.	6,071,624	Ps.	8,449,058	Ps.	16,659,745

As of December 31, 2022	2023		2024-2026		2027-2029		Total
Long-term debt	Ps.	1,500,000	Ps.	1,000,000	Ps.	6,500,000	Ps.	9,000,000
Interest(1)		804,897		1,880,865		770,175		3,455,937
Trade accounts payable		332,287		—		—		332,287
Interest Payable		147,115		—		—		147,115
Lease Liabilities(2)		33,446		174,759		—		208,205
Accounts payable with related parties		286,479		—		—		286,479
Total	Ps.	3,104,224	Ps.	3,055,624	Ps.	7,270,175	Ps.	13,430,023

As of December 31, 2021	2022		2023-2025		2026-2028		Total
Long-term debt	Ps.	—	Ps.	1,500,000	Ps.	3,500,000	Ps.	5,000,000
Interest(1)		368,995		863,034		472,801		1,704,830
Trade accounts payable		213,207		—		—		213,207
Interest Payable		73,489		—		—		73,489
Lease Liabilities		29,332		195,404		—		224,736
Accounts payable with related parties		269,249		—		—		269,249
Total	Ps.	954,272	Ps.	2,558,438	Ps.	3,972,801	Ps.	7,485,511
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

Schedule of fair value and carrying value of long term debt

December 31, 2023				December 31, 2022				December 31, 2021
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	10,700,000	Ps.	10,405,840	Ps.	9,000,000	Ps.	9,740,228	Ps.	5,000,000	Ps.	4,811,410

	Hierarchy of fair value as of December 31, 2023
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,405,840	Ps.	—	Ps.	—	Ps.	10,405,840

	Hierarchy of fair value as of December 31, 2022
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	9,740,228	Ps.	—	Ps.	—	Ps.	9,740,228

	Hierarchy of fair value as of December 31, 2021
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,811,410	Ps.	—	Ps.	—	Ps.	4,811,410
(1)	The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange